Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss) [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
The following table presents changes, net of tax, in each component of accumulated other comprehensive (loss) income.

($ in millions)	Unrealized gains (losses) on investment securities (a)	Translation adjustments and net investment hedges (b)	Cash flow hedges (b)	Defined benefit pension plans	Accumulated other comprehensive income (loss)
Balance at January 1, 2013	$76	$368	$2	$(135)	$311
2013 net change	(345)	(303)	3	58	(587)
Balance at December 31, 2013	(269)	65	5	(77)	(276)
2014 net change	248	(29)	2	(11)	210
Balance at December 31, 2014	(21)	36	7	(88)	(66)
2015 net change	(138)	(27)	1	(1)	(165)
Balance at December 31, 2015	$(159)	$9	$8	$(89)	$(231)

(a)	Represents the after-tax difference between the fair value and amortized cost of our available-for-sale securities portfolio.

(b)	For additional information on derivative instruments and hedging activities, refer to Note 22.

Reclassification out of Accumulated Other Comprehensive Income [Table Text Block]
The following table presents the before- and after-tax changes in each component of accumulated other comprehensive (loss) income.

Year ended December 31, 2015 ($ in millions)	Before Tax		Tax Effect		After Tax
Unrealized losses on investment securities
Net unrealized losses arising during the period	$(65)		$26		$(39)
Less: Net realized gains reclassified to income from continuing operations	155	(a)	(56)	(b)	99
Net change	(220)		82		(138)
Translation adjustments
Net unrealized losses arising during the period	(39)		13		(26)
Less: Net realized gains reclassified to income from discontinued operations, net of tax	42		(20)		22
Net change	(81)		33		(48)
Net investment hedges (c)
Net unrealized gains arising during the period	29		(11)		18
Less: Net realized losses reclassified to income from discontinued operations, net of tax	(4)		1		(3)
Net change	33		(12)		21
Cash flow hedges (c)
Net unrealized gains arising during the period	2		(1)		1
Defined benefit pension plans
Net unrealized gains (losses) arising during the period	—		—		—
Less: Net realized gains reclassified to income from continuing operations	1	(d)	—	(b)	1
Net change	(1)		—		(1)
Other comprehensive loss	$(267)		$102		$(165)

(a)	Includes gains reclassified to other gain on investments, net in our Consolidated Statement of Income.

(b)	Includes amounts reclassified to income tax expense (benefit) from continuing operations in our Consolidated Statement of Income.

(c)	For additional information on derivative instruments and hedging activities, refer to Note 22.

(d)	Includes gains reclassified to compensation and benefits expense in our Consolidated Statement of Income.

Year ended December 31, 2014 ($ in millions)	Before Tax		Tax Effect		After Tax
Unrealized gains on investment securities
Net unrealized gains arising during the period	$557		$(142)		$415
Less: Net realized gains reclassified to income from continuing operations	181	(a)	(14)	(b)	167
Net change	376		(128)		248
Translation adjustments
Net unrealized losses arising during the period	(27)		10		(17)
Less: Net realized gains reclassified to income from discontinued operations, net of tax	23		(3)		20
Net change	(50)		13		(37)
Net investment hedges (c)
Net unrealized gains arising during the period	13		(5)		8
Cash flow hedges (c)
Net unrealized gains arising during the period	2		—		2
Defined benefit pension plans
Net unrealized losses arising during the period	(24)		9		(15)
Less: Net realized losses reclassified to income from continuing operations	(7)	(d)	3	(b)	(4)
Net change	(17)		6		(11)
Other comprehensive income	$324		$(114)		$210

(a)	Includes gains reclassified to other gain on investments, net in our Consolidated Statement of Income.

(b)	Includes amounts reclassified to income tax (benefit) expense from continuing operations in our Consolidated Statement of Income.

(c)	For additional information on derivative instruments and hedging activities, refer to Note 22.

(d)	Includes losses reclassified to compensation and benefits expense in our Consolidated Statement of Income.

Year ended December 31, 2013 ($ in millions)	Before Tax		Tax Effect		After Tax
Unrealized losses on investment securities
Net unrealized losses arising during the period	$(333)		$174		$(159)
Less: Net realized gains reclassified to income from continuing operations	180	(a)	(2)	(b)	178
Less: Net realized gains reclassified to income from discontinued operations, net of tax	10		(2)		8
Net change	(523)		178		(345)
Translation adjustments
Net unrealized losses arising during the period	(104)		24		(80)
Less: Net realized gains reclassified to income from discontinued operations, net of tax	337		92		429
Net change	(441)		(68)		(509)
Net investment hedges (c)
Net unrealized gains arising during the period	59		(22)		37
Less: Net realized losses reclassified to income from discontinued operations, net of tax	(250)		81		(169)
Net change	309		(103)		206
Cash flow hedges (c)
Net unrealized losses arising during the period	(1)		—		(1)
Less: Net realized losses reclassified to income from continuing operations	(7)	(d)	3	(b)	(4)
Net change	6		(3)		3
Defined benefit pension plans
Net unrealized gains arising during the period	26		(8)		18
Less: Net realized losses reclassified to income from continuing operations	(2)	(e)	—	(b)	(2)
Less: Net realized losses reclassified to income from discontinued operations, net of tax	(49)		11		(38)
Net change	77		(19)		58
Other comprehensive loss	$(572)		$(15)		$(587)

(a)	Includes gains reclassified to other gain on investments, net in our Consolidated Statement of Income.

(b)	Includes amounts reclassified to income tax expense (benefit) from continuing operations in our Consolidated Statement of Income.

(c)	For additional information on derivative instruments and hedging activities, refer to Note 22.

(d)	Includes losses reclassified to long-term debt in our Consolidated Statement of Income.

(e)	Includes losses reclassified to compensation and benefits expense in our Consolidated Statement of Income